UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      	September 30, 2010
Check here if Amendment [ ]; 				Amendment Number:

This Amendment: 	[ ] is a restatement.
                	[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Sustainable Growth Advisers, LP
Address:     301 Tresser Blvd.
	     Suite 1310
	     Stamford, CT  06901


Form 13F File Number: 28-11076
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:        	Barbara C. Fletcher
Title:       	Director of Portfolio Administration
Phone:       	203-348-4742

Signature, Place, and Date of Signing:

Barbara C. Fletcher              Stamford, CT. 06901           	10/12/10
------------------------------   --------------------         	--------
Signature                        City, State                   	Date

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT
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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:

List of Other Included Managers:

Russell Funds:	13F file Number:	28-01190


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                                                    FORM 13F INFORMATION TABLE
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NAME	                        TITLE	     CUSIP	VALUE	  SHARES	 INVSTMT  OTHER	         VOTING	AUTHORITY
OF ISSUER	                OF CLASS     NUMBER	X($1,000)	         DSCRETN  MANAGERS SOLE	         NONE

Amazon.com Inc.			COMMON STOCK	023135106  54,654   347,980	   X		  305,650	 42,330
American Express Co.		COMMON STOCK	025816109  37,914   902,060	   X		  796,310	105,750
Apple Inc.			COMMON STOCK	037833100  63,447   223,601	   X		  199,268	 24,333
Automatic Data Processing, Inc.	COMMON STOCK	053015103  54,880 1,305,725	   X		1,148,575	157,150
Cerner Corp.			COMMON STOCK	156782104  61,802   735,830	   X		  655,240	 80,590
Coca Cola Company		COMMON STOCK	191216100  57,805   987,785	   X		  872,885	114,900
Colgate Palmolive Co.		COMMON STOCK	194162103     446     5,800	   X		    5,800	      0
Costco Wholesale Corp.		COMMON STOCK	22160K105     290     4,500	   X		    4,500	      0
Dentsply International Inc.	COMMON STOCK	249030107     473    14,800	   X		   14,800	      0
Ebay Inc.			COMMON STOCK	278642103  41,578 1,704,010	   X		1,495,890	208,120
Ecolab Inc.			COMMON STOCK	278865100  40,611   800,380	   X		  702,980	 97,400
Fastenal Co.			COMMON STOCK	311900104  66,661 1,253,261	   X		1,120,861	132,400
FedEx Corp.			COMMON STOCK	31428X106  54,070   632,395	   X		  556,250	 76,145
Google Inc.			COMMON STOCK	38259P508  42,285    80,422	   X		   70,521	  9,901
Intuitive Surgical		COMMON STOCK	46120E602  25,565    90,100	   X		   79,100	 11,000
Johnson & Johnson		COMMON STOCK	478160104  39,482   637,215	   X		  561,080	 76,135
Juniper Networks, Inc.		COMMON STOCK	48203R104  53,968 1,778,200	   X		1,560,870	217,330
Lowe's Co. Inc.			COMMON STOCK	548661107  60,615 2,719,360	   X		2,435,060	284,300
Marriott International Inc.	COMMON STOCK	571903202     262     7,300	   X		    7,300	      0
McDonald's Corporation		COMMON STOCK	580135101     440     5,900	   X		    5,900	      0
Microsoft Corp.			COMMON STOCK	594918104  48,827 1,993,758	   X		1,781,173	212,585
National Oilwell Varco, Inc.	COMMON STOCK	637071101  34,477   775,280	   X		  696,130	 79,150
Oracle Corp.			COMMON STOCK	68389X105  53,693 1,999,730	   X		1,761,810	237,920
Pepsico Inc.			COMMON STOCK	713448108  41,434   623,632	   X		  550,880	 72,752
Praxair				COMMON STOCK	74005P104     271     3,000	   X		    3,000	      0
Qualcomm Inc.			COMMON STOCK	747525103  30,977   686,400	   X		  600,370	 86,030
Red Hat Inc.			COMMON STOCK	756577102  34,564   843,030	   X		  741,370	101,660
Schlumberger 			COMMON STOCK	806857108  41,708   676,960	   X		  596,460	 80,500
Staples Inc.			COMMON STOCK	855030102  64,655 3,090,567	   X		2,761,607	328,960
Starbucks Corporation		COMMON STOCK	855244109  57,024 2,231,870	   X		1,978,770	253,100
State Street Corp.		COMMON STOCK	857477103  59,100 1,569,315	   X		1,407,170	162,145
Stryker Corp.			COMMON STOCK	863667101  49,870   996,410	   X		  893,450	102,960
Teva Pharmaceuticals Ind. ADR	COMMON STOCK	881624209  60,386 1,144,764	   X		1,023,404	121,360
Visa Inc.			COMMON STOCK	92826C839  74,337 1,001,042	   X		  895,660	105,382
VistaPrint N.V.			COMMON STOCK	N93540107  14,842   384,000	   X		  336,510	 47,490
Zimmer Holdings Inc.		COMMON STOCK	98956P102  27,608   527,570	   X		  463,980	 63,590


Total							1,451,021


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